Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance, and funds held in trust for the Company with its legal counsel, to be cash equivalents. Our total cash balances were $600,450 and $213,156 as of September 30, 2014 and December 31, 2013, respectively. Cash equivalent components included in total cash were comprised of $nil as of September 30, 2014 and $nil as of December 31, 2013.